INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Net operating loss	$ 8,316	$ 7,035
Share based compensation	447	1,800
Reserves and accruals	(21)
Gross deferred tax assets	8,742	8,835
Less valuation allowance	(8,742)	(8,835)
Total deferred tax assets
Deferred tax liabilities:
Total deferred tax liabilities
Net deferred tax assets / (liabilities)